Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade	$ 13,047	$ 14,421	$ 14,516
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 8)	7,242	3,029	2,480
Depreciation (Note 15)	1,324	605	576
Amortization of other intangibles	817	800	815
Net securities losses (gains) (Note 7)	(40)	(78)	(111)
Deferred taxes (Note 25)	(1,065)	(33)	385
Changes in operating assets and liabilities
Interest receivable and payable (Notes 16, 18)	(108)	(26)	(104)
Securities sold under repurchase agreements	63,020	32,467	4,798
Securities purchased under reverse repurchase agreements	(3,227)	(38,556)	7,050
Securities sold short	5,343	(9,822)	3,996
Trading loans and securities	(2,318)	(18,103)	(24,065)
Loans net of securitization and sales	(39,641)	(41,693)	(45,620)
Deposits	240,648	(52,281)	53,379
Derivatives	(2,196)	9,883	(3,745)
Non-trading financial assets at fair value through profit or loss	(2,045)	(2,397)	5,257
Financial assets and liabilities designated at fair value through profit or loss	(46,165)	104,693	(460)
Securitization liabilities	2,342	(157)	(1,532)
Current taxes	280	(771)	(780)
Brokers, dealers, and clients amounts receivable and payable	(1,979)	1,726	(1,435)
Other	(869)	(2,244)	(8,964)
Net cash from (used in) operating activities	231,786	271	5,693
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures (Note 19)	3,000	1,749	1,750
Redemption or repurchase of subordinated notes and debentures (Note 19)	(2,530)	24	(2,468)
Common shares issued (Note 21)	68	105	128
Preferred shares issued (Note 21)		791	740
Repurchase of common shares (Note 21)	(847)	(2,235)	(1,501)
Redemption of preferred shares (Note 21)	(156)		(500)
Redemption of non-controlling interests in subsidiaries (Note 21)		(1,000)
Sale of treasury shares (Note 21)	8,849	10,015	8,454
Purchase of treasury shares (Note 21)	(8,874)	(9,933)	(8,424)
Dividends paid	(5,043)	(5,157)	(4,634)
Distributions to non-controlling interests in subsidiaries		(11)	(72)
Repayment of lease liabilities1	(596)
Net cash from (used in) financing activities	(6,129)	(5,652)	(6,527)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(138,566)	5,137	20,465
Activities in financial assets at fair value through other comprehensive income (Note 7)
Purchases	(50,569)	(24,898)	(20,269)
Proceeds from maturities	49,684	37,835	30,101
Proceeds from sales	11,005	10,158	2,731
Activities in debt securities at amortized cost (Note 7)
Purchases	(146,703)	(51,202)	(51,663)
Proceeds from maturities	51,400	28,392	20,101
Proceeds from sales	1,391	1,418	670
Net purchases of land, buildings, equipment, and other depreciable assets	(1,757)	(794)	(587)
Net cash from (used in) investing activities	(224,115)	5,506	1,549
Effect of exchange rate changes on cash and due from banks	40	3	49
Net increase (decrease) in cash and due from banks	1,582	128	764
Cash and due from banks at beginning of year	4,863	4,735	3,971
Cash and due from banks at end of year	6,445	4,863	4,735
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year	2,285	3,589	3,535
Amount of interest paid during the year	10,287	17,958	13,888
Amount of interest received during the year	34,076	40,315	34,789
Amount of dividends received during the year	1,675	1,584	1,202
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 12)	(1,133)	(1,192)	$ (743)
Net gain on sale of the investment in TD Ameritrade (Note 12)	$ (1,491)
Net cash acquired from (paid for) divestitures, acquisitions, and the purchase of TD Ameritrade shares [member]
Activities in debt securities at amortized cost (Note 7)
Net cash acquired from (paid for) divestitures and acquisitions (Note 13)		$ (540)